Cash Dividends paid to the Parent Company (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Cash Dividends Received from Consolidated Subsidiaries and Associates

Cash dividends paid to the Parent Company for the years ended December 31, 2018, 2017 and 2016 are as follows:

(In millions of won)
	2018		2017	2016
Cash dividends received from consolidated subsidiaries	￦	61,985	—	15,693
Cash dividends received from associates		149,815	89,063	79,132

	￦	211,800	89,063	94,825